Significant accounting policies (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	5,600,471,500	5,522,201,500	5,497,001,500
Options [Member]
Class of Warrant or Right [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	411,970,000	321,700,000	5,497,001,500
Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	5,188,501,500	5,200,501,500